Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of provisions for income tax expense

The provisions for income tax expense are summarized as follows (in thousands):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expense	23,219	32,156	25,903
Deferred tax benefit	(1,269)	(13,179)	(5,322)
Income tax expense	21,950	18,977	20,581

Components of income before tax and income tax expense for PRC and non-PRC operations

The components of income before tax and income tax expense for PRC and non-PRC continuing operations are as follows (in thousands):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
(Loss)/income arising from PRC continuing operations	(267,276)	28,133	(235,019)
Income/(loss) arising from non-PRC continuing operations	958,986	418,489	(17,466)
Income/(loss) before tax from continuing operations	691,710	446,622	(252,485)
Income tax expense relating to PRC operations	21,952	18,977	20,581
Income tax benefit relating to non-PRC operations	(2)	—	—
Income tax expense	21,950	18,977	20,581
Effective tax rate for PRC continuing operations	(8.2)%	67.5%	(8.8)%
Effective tax rate for the Group	3.2%	4.2%	(8.2)%

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the Years Ended December 31,
	2019	2020	2021
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences (1)	(2.8)	(1.9)	(2.4)
Change in valuation allowance	9.9	2.7	(23.6)
Effect of preferential tax treatment	5.5	1.8	(5.3)
Uncertain tax positions	0.2	0.1	(0.1)
Tax rate difference from statutory rate in other jurisdictions (2)	(34.6)	(23.5)	(1.8)
Effective income tax rate	3.2	4.2	(8.2)

Notes:

(1) Permanent differences mainly included the tax-deductible expenses of the research and development expenses so incurred in a year in determining their tax assessable profits for that year for enterprises engaging in research and development activities, as 175% of the research and development expenses could be tax-deductible, according to policies promulgated by the State Tax Bureau of the PRC.

(2) Tax rate difference from statutory rate in other jurisdictions for 2019 and 2020 had significant influence on the Group’s effective income tax rates, which was mainly attributable to the fact that the Company recognized significant amount of gain on disposal of available-for-sale debt investments in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2019 and 2020, respectively, and thus the Group had significant amount of income arising from non-PRC operations for 2019 and 2020.

Combined effects of the income tax exemption and other preferential tax treatment

The combined effects of the income tax exemption and other preferential tax treatment available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Effect of preferential tax treatment	(38,077)	(7,934)	(13,468)
Basic net income/(loss) per share effect	(0.07)	(0.01)	(0.02)

Tax effects of temporary differences that give rise to deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances as of December 31, 2020 and 2021 are as follows (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Provision of allowance for credit losses	48,161	92,997
Accrued payroll and expenses and others	28,716	25,725
Net operating loss carryforward	137,799	160,863
Less: valuation allowance	(127,809)	(187,396)
Total deferred tax assets, net	86,867	92,189

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities:
Equity investments acquired in disposal of subsidiaries	1,312	1,312

Movement of valuation allowance for deferred tax assets

The following table sets forth the movement of the valuation allowance for deferred tax assets (in thousands):

	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1,	47,386	115,793	127,809
Additions	68,209	15,692	61,716
Increase from an acquired subsidiary	997	—	—
Reversals	(799)	(3,676)	(2,129)
Balance as of December 31,	115,793	127,809	187,396

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2019	2020	2021
	RMB	RMB	RMB
Balance as of January 1,	26,131	27,612	28,182
Increase related to current year tax positions	1,481	570	148
Balance as of December 31,	27,612	28,182	28,330